Pension, Savings, And Other Employee Benefits (Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 398	$ 417
Net actuarial (gain)/loss	35,297	20,107
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transition obligation	736	986
Prior service cost/(credit)	(9)	(9)
Net actuarial (gain)/loss	$ (611)	$ (1,039)